Consolidated Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–101.97%(b)(c)(d)
Aerospace & Defense–6.47%
Brown Group Holding LLC, Incremental Term Loan B-2 (3 mo. SOFR + 3.75%)	7.84%	07/01/2029		$ 1,195	$1,189,320

FDH Group Acquisition, Inc., Term Loan A (3 mo. SOFR + 7.00%)(e)(f)	10.75%	04/01/2024		22,660	22,251,991

IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 07/22/2014-08/18/2014; Cost $1,551,308)(f)(g)	10.17%	07/18/2023		1,562	1,562,268

NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(f)(h)	0.00%	12/31/2026		1,643	1,642,458

Term Loan (1 mo. USD LIBOR + 4.11%)(f)	7.86%	12/31/2026		1,713	1,096,535

Term Loan (1 mo. USD LIBOR + 4.11%)(f)	7.86%	12/31/2026		1,750	1,120,183

					28,862,755

Air Transport–4.95%
PrimeFlight Aviation Services, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 6.25%)(e)(f)	9.90%	05/09/2024		3,170	3,169,957

Incremental Delayed Draw Term Loan (3 mo. SOFR + 6.25%)(e)(f)	9.90%	05/09/2024		9,394	9,394,632

Term Loan (3 mo. SOFR + 6.25%)(e)(f)	9.92%	05/09/2024		9,512	9,511,705

					22,076,294

Automotive–7.06%
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (6 mo. SONIA + 7.50%)	9.19%	07/27/2029	GBP	4,668	2,409,955

Term Loan B (6 mo. SONIA + 4.75%)	5.94%	07/28/2028	GBP	1,054	882,797

Muth Mirror Systems LLC
Revolver Loan (1 mo. USD LIBOR + 6.75%)(e)(f)	10.39%	04/23/2025		252	237,491

Revolver Loan(f)(h)	0.00%	04/23/2025		1,426	1,345,785

Term Loan (3 mo. USD LIBOR + 6.75%)(e)(f)	10.07%	04/23/2025		19,014	17,949,407

Transtar Industries, Inc., Term Loan A (3 mo. USD LIBOR + 7.00%)(e)(f)	11.73%	01/22/2027		8,633	8,675,841

					31,501,276

Beverage & Tobacco–1.19%
AI Aqua Merger Sub, Inc., Incremental Term Loan (i)	–	07/30/2028		4,392	4,179,995

City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	7.38%	03/31/2028		1,823	1,148,258

					5,328,253

Building & Development–1.13%
CRH Europe Distribution (Netherlands), Term Loan A (3 mo. EURIBOR + 4.25%)	5.86%	11/29/2025	EUR	773	753,099

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	8.88%	04/01/2028		537	407,649

LBM Holdings LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.12%	12/17/2027		4	3,881

LHS Borrow LLC (Leaf Home Solutions), Term Loan B (1 mo. SOFR + 4.75%)	8.94%	02/16/2029		2,109	1,713,499

Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(f)	7.09%	04/20/2023		1,011	919,808

Modulaire (BCP-V Modular/Algeco) (United Kingdom), Term Loan B (3 mo. EURIBOR + 4.50%)	5.69%	12/15/2028	EUR	1,294	1,254,842

					5,052,778

Business Equipment & Services–15.31%
Allied Universal Holdco LLC, Term Loan B (3 mo. EURIBOR + 3.75%)	5.24%	05/12/2028	EUR	95	93,131

Blackhawk Network Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	10.94%	06/15/2026		384	353,461

Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019; Cost $274,237)(g)	11.57%	02/15/2023		274	222,246

Term Loan (3 mo. USD LIBOR + 1.00%) (Acquired 03/28/2022-11/30/2022; Cost $26,585)(g)	3.37%	08/15/2023		27	7,122

Constant Contact, Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	11.41%	02/15/2029		1,085	835,171

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.32%	08/08/2026		86	80,630

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (1 mo. SOFR + 6.25%)(e)(f)	10.15%	03/31/2026		$ 8,146	$7,918,072

Revolver Loan (1 mo. SOFR + 6.25%)(e)(f)	10.44%	03/31/2026		442	429,233

Revolver Loan(f)(h)	0.00%	03/31/2026		820	797,147

Term Loan B (1 mo. USD LIBOR + 6.25%)(e)(f)	10.44%	03/31/2026		8,389	8,153,891

Dun & Bradstreet Corp. (The), Revolver Loan(f)(h)	0.00%	09/11/2025		3,814	3,737,841

INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. SONIA + 4.75%)	7.80%	06/23/2024	GBP	6,169	6,878,088

Lamark Media Group LLC
Delayed Draw Term Loan(e)(f)(h)	0.00%	10/14/2027		1,528	1,500,432

Revolver Loan (3 mo. USD LIBOR + 5.75%)(e)(f)	10.38%	10/14/2027		458	450,129

Revolver Loan(f)(h)	0.00%	10/14/2027		560	550,159

Term Loan B (3 mo. USD LIBOR + 5.75%)(e)(f)	8.63%	10/14/2027		7,077	6,949,503

Monitronics International, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $7,559,470)(g)	11.91%	03/29/2024		7,880	5,243,612

Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 06/27/2019-04/27/2022; Cost $6,020,705)(f)(g)	10.41%	07/03/2024		6,013	5,712,463

NAS LLC (d.b.a. Nationwide Marketing Group)
Incremental Term Loan (1 mo. SOFR + 6.50%)(f)	10.20%	06/03/2024		2,794	2,762,855

Revolver Loan(f)(h)	0.00%	06/03/2024		736	727,521

Term Loan (1 mo. SOFR + 6.50%)(f)	10.20%	06/03/2024		8,920	8,821,923

Term Loan (1 mo. SOFR + 6.50%)(f)	10.20%	06/03/2024		1,695	1,675,922

Revolver Loan (1 mo. SOFR + 6.50%)(f)	10.33%	06/03/2024		184	181,880

Protect America
Revolver Loan (3 mo. USD LIBOR)(f)	0.00%	09/01/2024		1,838	1,736,532

Revolver Loan(f)(h)	0.00%	09/01/2024		101	95,726

Solera (Polaris Newco LLC), Term Loan B (1 mo. SONIA + 5.25%)	8.18%	06/05/2028	GBP	1,383	1,501,450

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(f)	10.07%	03/20/2027		942	899,546

Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	6.13%	03/19/2028		2	2,528

					68,318,214

Cable & Satellite Television–4.46%
CSC Holdings LLC, Incremental Term Loan(i)	–	01/15/2026		1	335

Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. USD LIBOR + 5.75%)(f)	10.53%	09/01/2028		18,375	17,768,766

Term Loan B-2 (6 mo. USD LIBOR + 5.75%)(f)	7.82%	09/01/2028		2,227	2,140,426

					19,909,527

Chemicals & Plastics–1.67%
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate(j)	0.75%	09/21/2023		3	2,400

PIK First Lien Term Loan C, 0.75% PIK Rate, 8.57% Cash Rate(j)	0.75%	09/21/2023		180	133,875

PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 8.57% Cash Rate(j)	5.75%	09/21/2024		32	22,742

Vertellus
Revolver Loan(f)(h)	0.00%	12/22/2025		696	668,318

Term Loan B (3 mo. SOFR + 5.75%)(f)	9.89%	12/22/2027		6,913	6,636,650

					7,463,985

Clothing & Textiles–0.05%
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.07%	12/29/2027		87	79,487

International Textile Group, Inc., First Lien Term Loan (3 mo. USD LIBOR + 5.00%)	8.74%	05/01/2024		187	131,614

					211,101

Conglomerates–0.12%
Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. SOFR + 5.00%)(f)	9.12%	02/23/2029		246	239,881

Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	10.77%	02/02/2026		297	272,398

					512,279

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Containers & Glass Products–6.01%
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%) (Acquired 06/11/2018-03/10/2021; Cost $2,702,242)(g)	7.67%	11/21/2023		$ 2,735	$2,496,322

Keg Logistics LLC
Revolver Loan (1 mo. USD LIBOR + 6.00%)(e)(f)	9.96%	11/23/2027		683	664,681

Revolver Loan(f)(h)	0.00%	11/23/2027		1,179	1,147,017

Term Loan A (1 mo. USD LIBOR + 6.00%)(e)(f)	10.70%	11/23/2027		21,301	20,725,608

Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.86%	10/31/2023	EUR	1,763	1,380,046

Mold-Rite Plastics LLC (Valcour Packaging LLC), Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(f)	11.23%	10/04/2029		123	101,757

Pretium Packaging, Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	10.49%	10/01/2029		345	276,220

					26,791,651

Cosmetics & Toiletries–0.09%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	7.42%	08/11/2025		550	411,268

Ecological Services & Equipment–5.49%
Groundworks LLC
First Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 5.00%)(e)(f)	9.07%	01/17/2026		5,753	5,637,685

First Lien Incremental Revover Loan(f)(h)	0.00%	01/17/2026		520	509,294

First Lien Incremental Term Loan (1 mo. USD LIBOR + 5.00%)(e)(f)	9.07%	01/17/2026		13,060	12,798,721

Second Lien Delayed Draw Term Loan (1 mo. USD LIBOR + 5.00%)(e)(f)	9.07%	01/17/2026		4,371	4,283,917

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)	13.43%	11/02/2028		1,509	1,260,198

					24,489,815

Electronics & Electrical–4.86%
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	5.49%	10/02/2025	EUR	132	129,174

Emerald Technologies AcquisitionCo, Inc., Term Loan B (1 mo. SOFR + 6.25%)	10.44%	12/29/2027		309	293,895

Imperva, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.42%	01/11/2027		1,502	1,165,659

Infinite Electronics, Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	10.67%	03/02/2029		473	437,969

Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(f)	8.93%	08/17/2028	GBP	479	571,364

Term Loan 2 (3 mo. USD LIBOR + 6.00%)(f)	11.06%	08/17/2028		633	619,999

LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	8.77%	08/28/2027		2,993	1,939,155

Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)(f)	9.42%	08/13/2028		2,213	1,814,301

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	10.41%	04/29/2026		3,573	3,337,829

Native Instruments (Germany), Term Loan (3 mo. EURIBOR + 6.00%)(f)	6.78%	03/03/2028	EUR	1,267	1,256,115

Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		2,245	2,177,453

Quest Software US Holdings, Inc., Second Lien Term Loan (1 mo. SOFR + 7.50%)	11.59%	01/20/2030		219	135,105

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 12.54% Cash Rate (Acquired 12/06/2021-11/07/2022; Cost $7,264,436)(g)(j)	2.00%	12/08/2026		5,829	2,465,021

Sandvine Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	11.67%	11/02/2026		322	292,734

Utimaco (Germany)
Term Loan B-1 (1 mo. SOFR + 5.00%)(f)	10.06%	10/30/2028		1,645	1,597,765

Term Loan B-2 (3 mo. EURIBOR + 6.00%)(f)	10.06%	10/30/2028	EUR	2,932	2,983,766

Veritas US, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	8.67%	09/01/2025		617	448,426

					21,665,730

Food Products–7.22%
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	4,013	2,737,084

BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(e)(f)	9.92%	10/05/2026		4,249	4,143,067

Revolver Loan (6 mo. USD LIBOR + 6.25%)(f)	10.84%	10/05/2026		1,259	1,227,791

Revolver Loan(f)(h)	0.00%	10/05/2026		207	201,526

Term Loan B (6 mo. USD LIBOR + 6.25%)(f)	9.92%	10/05/2026		4,133	4,029,837

Florida Food Products LLC
First Lien Term Loan (1 mo. USD LIBOR + 5.00%)(f)	9.07%	10/18/2028		2,261	2,080,412

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)(f)	12.07%	10/08/2029		1,028	945,494

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)
H-Food Holdings LLC
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.07%	05/23/2025		$ 157	$137,626

Term Loan (3 mo. USD LIBOR + 3.69%)	7.76%	05/23/2025		19	16,571

Shearer’s Foods LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	11.83%	09/22/2028		214	200,352

Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	5.90%	07/02/2025		156	142,565

Teasdale Foods, Inc., Term Loan B (3 mo. USD LIBOR + 6.00%)(e)(f)	8.88%	12/18/2025		15,917	13,609,123

Valeo Foods (Jersey) Ltd. (United Kingdom), Term Loan B (6 mo. SONIA + 5.00%)	7.19%	06/28/2028	GBP	2,805	2,742,341

					32,213,789

Food Service–0.38%
Financiere Pax S.A.S., Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR	2,012	1,707,950

Health Care–9.90%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan (1 mo. SOFR + 4.60%)(f)	8.40%	06/08/2028		955	883,571

Ethypharm (France), Term Loan B (3 mo. SONIA + 4.50%)	6.69%	04/17/2028	GBP	2,270	2,250,541

MB2 Dental Solutions LLC
Delayed Draw Term Loan (3 mo. SOFR + 6.00%)(e)(f)	9.67%	01/29/2027		3,148	3,097,881

Delayed Draw Term Loan (3 mo. SOFR + 6.00%)(e)(f)	9.70%	01/29/2027		8,698	8,558,819

Term Loan B (3 mo. SOFR + 6.00%)(e)(f)	9.70%	01/29/2027		8,695	8,556,003

MedAssets Software Intermediate Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.82%	12/17/2029		638	544,593

Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	7.45%	08/21/2026	GBP	2,088	2,260,834

SDB Holdco LLC
Delayed Draw Term Loan (1 mo. SOFR + 7.00%)(e)(f)	10.80%	03/17/2027		9,753	9,752,575

Term Loan (1 mo. SOFR + 7.00%)(e)(f)	10.84%	03/17/2027		7,850	7,849,631

Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)(f)	11.62%	01/15/2029		431	405,363

					44,159,811

Home Furnishings–1.38%
Hilding Anders AB (Sweden)
PIK Term Loan; 12.00% PIK Rate (Acquired 01/01/2020-11/23/2021; Cost $7,947)(f)(g)(j)	12.00%	12/31/2024	EUR	34	4

Term Loan (1 mo. EURIBOR) (Acquired 01/01/2020; Cost $61,527)(f)(g)	0.00%	12/31/2024	EUR	5,480	570

Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-10/31/2022; Cost $3,461,819)(f)(g)	7.12%	02/28/2026	EUR	4,882	3,327,655

Term Loan (6 mo. EURIBOR) (Acquired 10/04/2022-10/31/2022; Cost $39,091)(f)(g)	1.70%	02/26/2027	EUR	4,437	0

Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020-01/12/2021; Cost $1,275,944)(g)	10.79%	08/10/2023		1,272	1,238,677

Second Lien Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 06/22/2020; Cost $3,116,300)(g)	10.79%	08/10/2023		3,176	1,513,105

Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. SOFR + 4.25%)	8.44%	10/30/2027		73	62,356

					6,142,367

Industrial Equipment–3.23%
Apex Tool Group LLC, Term Loan B (1 mo. SOFR + 5.25%)	9.15%	02/08/2029		1,061	924,953

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (1 mo. SOFR + 5.50%)	9.05%	06/08/2029		1,678	1,390,801

DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	9.95%	12/16/2027		611	585,590

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)	9.67%	05/21/2029		207	193,175

Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.50%)(f)	5.81%	06/04/2026		1,008	921,899

Revolver Loan(f)(h)	0.00%	06/04/2026		1,493	1,365,601

Term Loan B (1 mo. USD LIBOR + 5.00%)	8.14%	12/04/2026		1,561	1,453,017

MKS Instruments, Inc., Term Loan B (3 mo. SOFR + 2.75%)	6.76%	04/11/2029		59	57,253

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	7.67%	03/08/2025		1,255	1,140,228

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Industrial Equipment–(continued)
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	7.63%	02/28/2025		$ 452	$336,235

Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.13%	02/28/2026		613	378,032

Tank Holding Corp.
Revolver Loan(f)(h)	0.00%	03/31/2028		353	339,462

Term Loan (1 mo. SOFR + 5.75%)	9.94%	03/31/2028		5,284	5,065,675

Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan B (3 mo. USD LIBOR + 7.00%)(f)	10.57%	11/19/2029		258	240,360

					14,392,281

Leisure Goods, Activities & Movies–7.67%
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	6.86%	04/22/2026		2,785	1,564,749

Crown Finance US, Inc.
Delayed Draw Term Loan (Acquired 09/19/2022; Cost $320,991)(g)(i)(k)	–	09/07/2023		328	316,985

DIP Term Loan (Acquired 09/19/2022; Cost $3,825,369)(g)(i)(k)	–	09/09/2023		4,225	4,089,112

Incremental Term Loan B-1 (Acquired 07/29/2021-04/28/2022; Cost $575,453)(g)(k)	0.00%	02/28/2025		567	611,911

Term Loan (Acquired 09/13/2021-01/05/2022; Cost $2,373,797)(g)(k)(l)	0.00%	02/28/2025		2,849	636,012

Term Loan(k)(l)	0.00%	02/28/2025	EUR	455	104,293

Term Loan (Acquired 10/18/2019-09/13/2021; Cost $2,591,427)(g)(k)(l)	0.00%	09/30/2026		2,719	599,594

Term Loan B-1 (Acquired 10/20/2021-12/15/2021; Cost $2,357,256)(g)(k)	0.00%	05/23/2024		1,949	2,323,620

Term Loan B-2 (Acquired 10/18/2021-03/29/2022; Cost $1,145,503)(g)(k)	0.00%	05/23/2024		1,165	1,164,997

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	7.49%	04/18/2025		1,106	1,022,579

Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(f)	7.34%	03/16/2026	EUR	559	514,836

Revolver Loan(f)(h)	0.00%	03/16/2026	EUR	1,900	1,749,559

Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)	5.15%	04/05/2024		2,313	2,166,334

Revolver Loan(h)	0.00%	04/12/2024		1,213	1,132,173

Revolver Loan(h)	0.00%	04/05/2024		1,250	1,170,328

Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	4.94%	02/27/2027	EUR	1,200	951,236

USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(f)	8.00%	06/30/2025		808	808,166

Term Loan A(f)(h)	0.00%	06/30/2025		1,028	1,028,329

Term Loan B (3 mo. USD LIBOR + 4.75%)(f)	8.43%	06/30/2025		10,597	10,597,459

Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)(l)	5.66%	07/03/2026	EUR	2,791	1,645,784

					34,198,056

Lodging & Casinos–2.26%
Caesars Resort Collection LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	7.57%	07/21/2025		15	14,951

HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.28%	09/12/2025	EUR	5,321	4,779,286

Term Loan D (3 mo. EURIBOR + 5.50%)	6.75%	09/12/2027	EUR	5,774	5,283,369

					10,077,606

Nonferrous Metals & Minerals–0.36%
Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.15%)	7.11%	07/06/2028	GBP	678	678,761

Form Technologies LLC, Term Loan (1 mo. USD LIBOR + 9.00%)	13.70%	10/22/2025		1,128	933,464

					1,612,225

Oil & Gas–3.55%
Glass Mountain Pipeline Holdings LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	8.55%	10/28/2027		239	200,153

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	10.83%	08/25/2026		2,075	1,721,387

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Oil & Gas–(continued)
McDermott International Ltd.
LOC(h)	0.00%	06/30/2024		$ 4,083	$3,327,883

LOC (3 mo. USD LIBOR + 4.00%)(f)	7.74%	06/30/2024		1,801	1,450,034

PIK Term Loan, 3.00% PIK Rate, 5.07% Cash Rate(j)	3.00%	06/30/2025		948	510,870

Term Loan (1 mo. USD LIBOR + 3.00%)	7.07%	06/30/2024		180	117,103

Petroleum GEO-Services ASA (Norway), Term Loan (1 mo. USD LIBOR + 7.50%)	11.18%	03/19/2024		3,121	2,980,114

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $5,464,003)(g)	12.07%	08/27/2026		5,552	5,537,763

					15,845,307

Publishing–1.31%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%) (Acquired 06/29/2021; Cost $2,328,030)(g)	7.81%	06/29/2026		2,346	2,161,518

Harbor Purchaser, Inc., Term Loan B (1 mo. SOFR + 5.25%)	9.44%	03/31/2029		3,886	3,681,880

					5,843,398

Radio & Television–0.46%
Diamond Sports Holdings LLC
First Lien Term Loan (1 mo. SOFR + 8.00%)	11.89%	05/25/2026		1,608	1,527,541

Second Lien Term Loan (1 mo. SOFR + 3.25%)	7.14%	08/24/2026		2,589	425,543

Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	6.57%	09/18/2026		1	348

Univision Communications, Inc., Term Loan B (3 mo. SOFR + 4.25%)	7.79%	06/10/2029		114	113,454

					2,066,886

Retailers (except Food & Drug)–1.30%
CNT Holdings I Corp. (1-800 Contacts), Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	10.49%	11/06/2028		510	485,496

Kirk Beauty One GmbH (Germany)
Term Loan B-1 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	1,235	1,116,720

Term Loan B-2 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	711	643,174

Term Loan B-3 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	1,250	1,130,291

Term Loan B-4 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	2,181	1,972,124

Term Loan B-5 (3 mo. EURIBOR + 5.50%)	5.73%	04/08/2026	EUR	486	438,854

					5,786,659

Surface Transport–0.44%
Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 4.00%)	4.91%	02/24/2025	EUR	2,370	1,958,432

Telecommunications–2.35%
Cincinnati Bell, Inc., Term Loan B-2 (1 mo. SOFR + 3.25%)	7.44%	11/22/2028		29	28,217

Colorado Buyer, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	7.36%	05/01/2024		7	6,493

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B-3 (1 mo. Prime Rate)	0.00%	11/27/2023		33	32,886

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (3 mo. SOFR + 6.70%) (Acquired 10/18/2022; Cost $3,463,450)(g)	10.63%	11/01/2027		3,739	3,103,293

First Lien Term Loan (6 mo. SOFR + 9.25%) (Acquired 10/18/2022; Cost $1,551,495)(f)(g)	13.18%	11/01/2027		1,875	1,312,154

Term Loan (6 mo. SOFR + 6.44%) (Acquired 10/18/2022; Cost $1,532,790)(g)	11.01%	11/01/2027		1,591	1,563,011

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.17%	12/07/2026		2,338	1,180,378

U.S. Telepacific Corp., Term Loan (6 mo. SOFR + 1.25%)	5.87%	05/01/2026		1,916	726,452

Zayo Group LLC, Incremental Term Loan (1 mo. SOFR + 4.25%)	8.34%	03/09/2027		3,211	2,526,273

					10,479,157

Utilities–1.30%
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	7.42%	10/02/2025		2,293	1,953,459

Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	9.84%	02/01/2027		2,139	1,962,959

Term Loan C (1 mo. SOFR + 5.75%)	9.84%	02/01/2027		121	111,024

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	8.32%	05/16/2024		2,302	1,774,253

					5,801,695

Total Variable Rate Senior Loan Interests (Cost $508,600,682)					454,880,545

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Shares	Value

Common Stocks & Other Equity Interests–14.46%(m)
Aerospace & Defense–0.53%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(f)(g)	221	$2,355,010

NAC Aviation 8 Ltd.(f)	51,776	0

		2,355,010

Automotive–0.01%
ThermaSys Corp.(f)	980,474	29,414

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU)(f)	5,422	0

Lake at Las Vegas Joint Venture LLC, Class A(f)	2,338	0

Lake at Las Vegas Joint Venture LLC, Class B(f)	28	0

		0

Business Equipment & Services–1.71%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $2,863,607)(g)	8,573	2,893

My Alarm Center LLC, Class A(f)	47,742	7,614,948

		7,617,841

Containers & Glass Products–0.03%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $56,094)(g)	13,797	137,970

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $549,383)(f)(g)	32,799	8,364

Financial Intermediaries–0.05%
RJO Holdings Corp.(f)	2,144	135,719

RJO Holdings Corp., Class A(f)	1,142	72,306

RJO Holdings Corp., Class B(f)	3,334	34

		208,059

Health Care–0.00%
Envigo RMS Holding Corp.(f)	4,854	27,852

Industrial Equipment–0.11%
North American Lifting Holdings, Inc.	62,889	510,973

Leisure Goods, Activities & Movies–2.74%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)(g)(k)	173,934	10,481

USF S&H Holdco LLC(f)(n)	11,114	12,238,845

		12,249,326

Oil & Gas–8.75%
Aquadrill LLC (Acquired 05/27/2021; Cost $2,576,069)(g)	83,099	3,427,834

HGIM Corp.(f)	11,834	266,265

HGIM Corp., Wts., expiring 07/02/2043(f)	7,505	168,863

McDermott International Ltd.(f)	190,859	81,592

QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $6,786,339)(f)(g)	163,623	32,641,152

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $238,869)(f)(g)	26,541	886,469

QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $306,696)(f)(g)	51,116	514,738

Samson Investment Co., Class A(f)	163,748	102,343

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $749,269)(f)(g)	72,413	543

Tribune Resources, Inc.	376,237	932,504

Tribune Resources, Inc., Wts., expiring 04/03/2023(f)	97,410	2,435

		39,024,738

Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)	42	341

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

			Shares		Value

Retailers (except Food & Drug)–0.17%
Claire’s Stores, Inc.				420	$168,000

Toys ’R’ Us-Delaware, Inc.(f)				14	34,373

Vivarte S.A.S.(f)				1,181,133	546,255

					748,628

Surface Transport–0.24%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $743,133)(g)				8,956	349,284

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-08/12/2022; Cost $0)(g)				350,300	164,203

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-08/12/2022; Cost $0)(g)				295,360	184,600

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $781,183)(g)				9,414	367,146

					1,065,233

Utilities–0.12%
Vistra Operations Co. LLC, Rts., expiring 12/31/2046				422,054	520,604

Total Common Stocks & Other Equity Interests (Cost $72,021,795)					64,504,353

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–8.16%(o)
Automotive–0.54%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(p)(q)	11.25%	04/19/2026	SEK	15,000	1,360,475

Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(p)(q)	5.67%	09/30/2028	EUR	1,346	1,059,975

					2,420,450

Building & Development–0.62%
Haya Holdco 2 PLC (Spain) (3 mo. EURIBOR + 9.00%)	10.95%	11/30/2025	EUR	4,568	2,756,879

Cable & Satellite Television–0.53%
Altice Finco S.A. (Luxembourg)(p)	4.75%	01/15/2028	EUR	2,932	2,357,309

Chemicals & Plastics–0.54%
Herens Midco S.a.r.l. (Luxembourg)(p)	5.25%	05/15/2029	EUR	3,345	2,420,613

Financial Intermediaries–3.91%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(p)(q)	6.64%	08/01/2024	EUR	8,976	8,029,488

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(p)(q)	7.95%	05/01/2026	EUR	4,278	3,917,484

Kane Bidco Ltd. (United Kingdom)(p)	5.00%	02/15/2027	EUR	791	674,308

Kane Bidco Ltd. (United Kingdom)(p)	6.50%	02/15/2027	GBP	989	980,215

Sherwood Financing PLC (United Kingdom)(p)	6.00%	11/15/2026	GBP	1,082	998,561

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(p)(q)	6.39%	11/15/2027	EUR	3,000	2,847,472

					17,447,528

Home Furnishings–1.31%
Ideal Standard International S.A. (Belgium)(p)	6.38%	07/30/2026	EUR	1,828	940,190

Very Group Funding PLC (The) (United Kingdom)(p)	6.50%	08/01/2026	GBP	5,493	4,890,189

					5,830,379

Retailers (except Food & Drug)–0.71%
Kirk Beauty SUN GmbH (Germany)(p)	9.00%	10/01/2026	EUR	4,984	3,187,371

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $51,894,914)					36,420,529

Asset-Backed Securities–2.01%
Structured Products–2.01%
Adagio V CLO DAC, Series V-X, Class E-R (Ireland) (3 mo. EURIBOR + 5.15%) (p)(r)	6.53%	10/15/2031	EUR	263	212,091

Babson Euro CLO B.V., Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%)(p)(r)	8.59%	04/15/2036	EUR	1,750	1,485,977

Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%)(p)(r)	8.55%	04/24/2034	EUR	1,023	867,009

CVC Cordatus Loan Fund XXIII, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(p)(r)	8.80%	04/25/2036	EUR	2,127	1,873,365

Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(p)(r)	7.45%	04/15/2035	EUR	2,041	1,694,005

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Structured Products–(continued)
Madison Park Euro Funding XV, Series 15A, Class ER (Ireland) (3 mo. EURIBOR + 7.29%)(p)(r)	8.67%	07/15/2036	EUR	3,215	$2,842,295

Total Asset-Backed Securities (Cost $11,310,764)					8,974,742

			Shares

Preferred Stocks–1.58%(m)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(f)				208,860	6,266

Containers & Glass Products–0.15%
Libbey Glass, Inc., Pfd.(f)				5,909	685,416

Electronics & Electrical–0.02%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(f)(g)				50,381	50,381

Riverbed Technology, Inc., Pfd.(f)				14,219	14,219

					64,600

Financial Intermediaries–0.06%
RJO Holdings Corp., Series A-2, Pfd.(f)				649	280,974

Oil & Gas–0.15%
McDermott International Ltd., Pfd.(f)				1,017,283	661,234

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(f)(g)				288,392	15,862

					677,096

Surface Transport–1.20%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $1,659,232)(g)				33,324	858,093

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,744,101)(g)				35,030	902,022

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $978,436)(g)				42,058	2,102,900

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $687,140)(g)				29,536	1,476,800

					5,339,815

Total Preferred Stocks (Cost $6,590,416)					7,054,167

	Interest Rate	Maturity Date	Principal Amount (000)(a)

U.S. Dollar Denominated Bonds & Notes–0.69%
Air Transport–0.14%
Mesa Airlines, Inc., Class B (f)	5.75%	07/15/2025		$692	642,017

Food Products–0.14%
Teasdale Foods, Inc. (e)(f)	16.25%	06/18/2026		1,911	607,754

Radio & Television–0.06%
Diamond Sports Group LLC/Diamond Sports Finance Co. (p)	5.38%	08/15/2026		1,631	267,132

Telecommunications–0.35%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (p)	7.75%	08/15/2028		1,758	1,540,404

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,607,594)					3,057,307

Municipal Obligations–0.63%
Arizona–0.63%
Arizona (State of) Industrial Development Authority, Series 2022, RB (Acquired 02/22/2022; Cost $3,067,765) (Cost $3,067,765)(g)(p)	9.00%	01/01/2028		3,372	2,825,506

			Shares

Money Market Funds–8.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.73%(n)(s)				22,664,008	22,664,008

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Shares	Value

Invesco Treasury Portfolio, Institutional Class, 3.76%(n)(s)	15,109,338	$15,109,338

Total Money Market Funds (Cost $37,773,346)		37,773,346

TOTAL INVESTMENTS IN SECURITIES–137.97% (Cost $696,867,276)		615,490,495

BORROWINGS–(35.87)%		(160,000,000)

OTHER ASSETS LESS LIABILITIES–(2.10)%		(9,381,366)

NET ASSETS–100.00%		$446,109,129

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DAC	– Designated Activity Co.
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
Rts.	– Rights
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at November 30, 2022 was $96,491,286, which represented 21.63% of the Fund’s Net Assets.
(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(i)	This variable rate interest will settle after November 30, 2022, at which time the interest rate will be determined.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	The borrower has filed for protection in federal bankruptcy court.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $2,985,683, which represented less than 1% of the Fund’s Net Assets.

(m)	Securities acquired through the restructuring of senior loans.
(n)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2022.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2022	at Cost	from Sales	Appreciation	Gain	November 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,170,719	$235,358,257	$(224,864,968)	$-	$-	$22,664,008	$283,812
Invesco Treasury Portfolio, Institutional Class	8,113,813	156,905,504	(149,909,979)	-	-	15,109,338	142,213
Investments in Other Affiliates:
USF S&H Holdco LLC	10,075,244	8,016,709	(8,016,709)	2,163,601	-	12,238,845	-
Total	$30,359,776	$400,280,470	$(382,791,656)	$2,163,601	$-	$50,012,191	$426,025

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $47,271,434, which represented 10.60% of the Fund’s Net Assets.

(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(r)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2022.

(s)	The rate shown is the 7-day SEC standardized yield as of November 30, 2022.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

12/30/2022	Bank of America, N.A.	USD	171	NOK	1,711	$3

12/30/2022	Barclays Bank PLC	USD	30,690,446	EUR	29,525,460	109,191

12/30/2022	Barclays Bank PLC	USD	9,339,936	GBP	7,765,097	29,144

12/30/2022	Barclays Bank PLC	USD	1,365,901	SEK	14,369,514	5,356

12/30/2022	Canadian Imperial Bank of Commerce	USD	5,271	EUR	5,078	26

12/30/2022	Canadian Imperial Bank of Commerce	USD	4,152,439	GBP	3,671,399	277,337

01/31/2023	Citibank N.A.	GBP	7,787,114	USD	9,414,386	10,402

01/31/2023	Goldman Sachs International	USD	11,503	SEK	121,069	74

12/30/2022	Morgan Stanley and Co. International PLC	USD	2,083,206	EUR	2,000,000	3,105

12/30/2022	Morgan Stanley and Co. International PLC	USD	893,032	GBP	755,096	18,039

12/30/2022	State Street Bank & Trust Co.	USD	32,566,634	EUR	31,525,460	319,312

12/30/2022	State Street Bank & Trust Co.	USD	2,577,379	GBP	2,160,618	29,543

12/30/2022	Toronto Dominion Bank (The)	USD	30,140,559	EUR	29,084,781	199,382

01/31/2023	Toronto Dominion Bank (The)	GBP	7,787,069	USD	9,407,882	3,953

Subtotal–Appreciation						1,004,867

Currency Risk

12/30/2022	Bank of America, N.A.	EUR	1,000,000	USD	1,004,844	(38,311)

12/30/2022	Bank of America, N.A.	GBP	279,927	USD	321,835	(15,915)

12/30/2022	Bank of America, N.A.	NOK	1,711	USD	163	(11)

01/31/2023	Bank of America, N.A.	NOK	1,711	USD	171	(3)

12/30/2022	Barclays Bank PLC	EUR	28,246,587	USD	28,018,496	(1,447,078)

12/30/2022	Barclays Bank PLC	GBP	9,617,957	USD	10,878,104	(726,569)

01/31/2023	Barclays Bank PLC	EUR	29,525,460	USD	30,779,317	(91,575)

01/31/2023	Barclays Bank PLC	GBP	7,787,114	USD	9,377,693	(26,291)

01/31/2023	Barclays Bank PLC	SEK	14,381,270	USD	1,371,525	(3,655)

12/30/2022	BNP Paribas S.A.	EUR	28,674,565	USD	28,435,119	(1,476,903)

12/30/2022	Canadian Imperial Bank of Commerce	EUR	1,201,407	USD	1,245,787	(7,467)

12/30/2022	Citibank N.A.	USD	9,376,642	GBP	7,765,097	(7,561)

12/30/2022	Morgan Stanley and Co. International PLC	EUR	1,500,000	USD	1,489,580	(75,153)

12/30/2022	Morgan Stanley and Co. International PLC	GBP	9,763,683	USD	11,012,837	(767,665)

12/30/2022	Morgan Stanley and Co. International PLC	SEK	146,850	USD	13,734	(280)

12/30/2022	Royal Bank of Canada	SEK	14,222,664	USD	1,274,324	(82,919)

12/30/2022	State Street Bank & Trust Co.	EUR	2,843,654	USD	2,954,216	(12,156)

12/30/2022	State Street Bank & Trust Co.	GBP	295,014	USD	346,528	(9,425)

01/31/2023	State Street Bank & Trust Co.	EUR	29,525,460	USD	30,694,668	(176,225)

12/30/2022	Toronto Dominion Bank (The)	EUR	28,674,565	USD	28,453,255	(1,458,767)

12/30/2022	Toronto Dominion Bank (The)	GBP	9,763,683	USD	11,039,943	(740,559)

12/30/2022	Toronto Dominion Bank (The)	USD	9,174,329	GBP	7,602,957	(880)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

01/31/2023	Toronto Dominion Bank (The)	EUR	29,084,781	USD	30,227,813	$(182,320)

Subtotal–Depreciation						(7,347,688)

Total Forward Foreign Currency Contracts						$(6,342,821)

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SEK	– Swedish Krona
USD	– U.S. Dollar

The aggregate value of securities considered illiquid at November 30, 2022 was $210,590,912, which represented 47.21% of the Fund’s Net Assets.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$151,738,497	$303,142,048	$454,880,545

Common Stocks & Other Equity Interests	–	6,766,011	57,738,342	64,504,353

Non-U.S. Dollar Denominated Bonds & Notes	–	36,420,529	–	36,420,529

Asset-Backed Securities	–	8,974,742	–	8,974,742

Preferred Stocks	–	5,339,815	1,714,352	7,054,167

U.S. Dollar Denominated Bonds & Notes	–	1,807,536	1,249,771	3,057,307

Municipal Obligations	–	2,825,506	–	2,825,506

Money Market Funds	37,773,346	–	–	37,773,346

Total Investments in Securities	37,773,346	213,872,636	363,844,513	615,490,495

Other Investments – Assets*

Investments Matured	–	998,976	2,223,259	3,222,235

Forward Foreign Currency Contracts	–	1,004,867	–	1,004,867

	–	2,003,843	2,223,259	4,227,102

Other Investments – Liabilities*

Forward Foreign Currency Contracts	–	(7,347,688)	–	(7,347,688)

Total Other Investments	–	(5,343,845)	2,223,259	(3,120,586)

Total Investments	$37,773,346	$208,528,791	$366,067,772	$612,369,909

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended November 30, 2022:

						Change in
				Accrued	Realized	Unrealized	Transfers	Transfers
	Value	Purchases	Proceeds	Discounts/	Gain	Appreciation	into	out of	Value
	02/28/22	at Cost	from Sales	Premiums	(Loss)	(Depreciation)	Level 3*	Level 3*	11/30/22

Variable Rate Senior Loan Interests	$317,103,912	$ 94,697,238	$(106,016,986)	$ 996,510	$(1,906,497)	$(6,862,800)	$14,342,306	$ (9,211,635)	$303,142,048

Common Stocks & Other Equity Interests	28,481,060	8,016,709	(8,494,950)	–	(155,360)	20,318,135	13,814,532	(4,241,784)	57,738,342

Investments Matured	2,658,636	147,616	(3,393,180)	61,972	(9,311)	906,812	1,850,714	–	2,223,259

Preferred Stocks	1,488,910	268,675	(179,082)	–	179,083	(899,184)	855,950	–	1,714,352

U.S. Dollar Denominated Bonds & Notes	2,624,330	74,611	(276,601)	–	–	(1,172,569)	–	–	1,249,771

Total	$352,356,848	$103,204,849	$(118,360,799)	$1,058,482	$(1,892,085)	$12,290,394	$30,863,502	$(13,453,419)	$366,067,772

*	Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

				Range of
	Fair Value	Valuation	Unobservable	Unobservable	Unobservable
	at 11/30/22	Technique	Inputs	Inputs	Input Used

QuarterNorth Energy, Inc.	$32,641,152	Bid Offer	Bid offer price	N/A	$199.49	(a)

FDH Group Acquisition, Inc., Term Loan A	22,251,991	Valuation Service	N/A	N/A	N/A	(b)

Keg Logistics LLC, Term Loan A	20,725,608	Valuation Service	N/A	N/A	N/A	(b)

Muth Mirror Systems LLC, Term Loan	17,949,407	Valuation Service	N/A	N/A	N/A	(b)

Lightning Finco Ltd., Term Loan B-1	17,768,766	Valuation Service	N/A	N/A	N/A	(b)

Teasdale Foods, Inc., Term Loan B	13,609,123	Valuation Service	N/A	N/A	N/A	(b)

Groundworks LLC, First Lien Incremental Term Loan	12,798,721	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC	12,238,845	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC, Term Loan B	10,597,459	Valuation Service	N/A	N/A	N/A	(b)

SDB Holdco LLC, Delayed Draw Term Loan	9,752,575	Valuation Service	N/A	N/A	N/A	(b)

PrimeFlight Aviation Services, Inc., Term Loan	9,511,705	Valuation Service	N/A	N/A	N/A	(b)

PrimeFlight Aviation Services, Inc., Incremental Delayed Draw Term Loan	9,394,632	Valuation Service	N/A	N/A	N/A	(b)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	8,821,923	Valuation Service	N/A	N/A	N/A	(b)

Transtar Industries, Inc., Term Loan A	8,675,841	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Delayed Draw Term Loan	8,558,819	Valuation Service	N/A	N/A	N/A	(b)

MB2 Dental Solutions LLC, Term Loan B	8,556,003	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Term Loan B	8,153,891	Valuation Service	N/A	N/A	N/A	(b)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	7,918,072	Valuation Service	N/A	N/A	N/A	(b)

SDB Holdco LLC, Term Loan	7,849,631	Valuation Service	N/A	N/A	N/A	(b)

My Alarm Center LLC, Class A	7,614,948	Valuation Service	N/A	N/A	N/A	(c)

Lamark Media Group LLC, Term Loan B	6,949,503	Valuation Service	N/A	N/A	N/A	(b)

Vertellus, Term Loan B	6,636,650	Valuation Service	N/A	N/A	N/A	(c)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the consolidated financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(c)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The Adviser periodically reviews pricing vendor methodologies and inputs to confirm they are determined using unobservable inputs and have been appropriately classified. Such securities’ fair valuations could change significantly based on changes in unobservable inputs used by the pricing service.

Invesco Dynamic Credit Opportunity Fund